Own Shares - Summary of Own Shares (Detail) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Beginning balance	[1]	£ 8,335		£ 10,112	£ 681
Net buyback of own shares	[1]	(168)		(136)	(225)
Executive share awards vested	[1]	84		57	58
Ending balance	[1]	9,911	[2]	8,335	10,112
Employee Share Ownership Trust [Member]
Beginning balance		(61)		(76)
Net buyback of own shares		(96)		(55)
Share options exercised		100
Executive share awards vested		16		70
Ending balance		£ (41)		£ (61)	£ (76)
Beginning balance, shares		14		17
Own shares purchased, shares		32		12
Share options exercised, shares		(29)
Executive share awards vested, shares		(5)		(15)
Ending balance, shares				14	17
Ending balance, shares		12
Own Shares [Member]
Beginning balance		£ (96)		£ (115)
Net buyback of own shares		(221)		(206)
Share options exercised		102		155
Executive share awards vested		16		70
Ending balance		(186)		£ (96)	£ (115)
Transfer of shares to satisfy US share scheme		£ 13
Beginning balance, shares		22		25
Own shares purchased, shares		75		47
Share options exercised, shares		(30)		(35)
Executive share awards vested, shares		(5)		(15)
Ending balance, shares				22	25
Transfer of shares to satisfy US share scheme, shares		(4)
Ending balance, shares		58
Own Shares [Member]
Beginning balance		£ (35)		£ (39)
Net buyback of own shares		(125)		(151)
Share options exercised		2		155
Ending balance		(145)		£ (35)	£ (39)
Transfer of shares to satisfy US share scheme		£ 13
Beginning balance, shares		8		8
Own shares purchased, shares		43		35
Share options exercised, shares		(1)		(35)
Ending balance, shares				8	8
Transfer of shares to satisfy US share scheme, shares		(4)
Ending balance, shares		46

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.